CONCENTRATION OF CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF CUSTOMERS
Schedule of Revenues of Major Customers

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2018		2019		2020
Customer B		$57,859		$187,217	$369,333
Customer A		$115,412		$84,226	$126,759
Customer D	$	*	$	*	$67,431

*Represents less than 10%